Reinsurance - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) reinsurer	Dec. 31, 2016 USD ($)
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 3,424.5	$ 3,565.0
Number of reinsurers' insolvency for making company responsible for administering reinsurance business | reinsurer	1
Reinsurance invested assets
Ceded Credit Risk [Line Items]
Invested assets held in trusts	$ 423.7	466.1
Largest Reinsurance Recoverable Balances
Ceded Credit Risk [Line Items]
Number of reinsurers with the largest reinsurance recoverable balances | reinsurer	3
Reinsurance recoverables	$ 3,350.0
John Hancock
Ceded Credit Risk [Line Items]
Reinsurance recoverables	1,952.7	$ 1,908.2
Assets held in trust	$ 1,950.0